PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
U.S.
Summary of accumulated other comprehensive income (loss)
Net actuarial loss	$ 558.8	$ 480.2
Prior service cost (credit)	1.5	1.8
Net amount recognized in accumulated other comprehensive loss (income)	560.3	482.0
Int'l
Summary of accumulated other comprehensive income (loss)
Net actuarial loss	131.4	118.4
Prior service cost (credit)	2.9	3.3
Net transition obligation (assets)	0.4	(0.1)
Net amount recognized in accumulated other comprehensive loss (income)	134.7	121.6
U.S. Postretirement Health Benefits
Summary of accumulated other comprehensive income (loss)
Net actuarial loss	29.9	31.0
Prior service cost (credit)	(43.3)	(48.2)
Net amount recognized in accumulated other comprehensive loss (income)	$ (13.4)	$ (17.2)